FOIA CONFIDENTIAL TREATMENT REQUEST

13FCON P

11/14/02

01071684

United States
Securities and Exchange Commission
Washington, DC 20549

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Quarter Ended: September 30, 2001

Check here if amendment [ ]; Amendment Number: ___
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

PROCESSED
APR 14 2003
THOMSON FINANCIAL

Name: UBS Warburg LLC
Address: 677 Washington Boulevard
Stamford, CT 06901

13F File Number: 28-7346

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

Name: Richard Simpson
Title: Managing Director
Phone: (203) 719-8500

Signature, Place, and Date of Signing:

Richard Simpson
November 14, 2001, Stamford, Connecticut

Name: Sarah M. Starkweather

FOIA CONFIDENTIAL TREATMENT REQUEST

Title: Director
Phone: (203) 719-6891

Signature, Place, and Date of Signing:

Sarah M. Starkweather
November 14, 2001, Stamford, Connecticut

Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $ 869,741 (thousands)

List of Other Included Managers: NONE

FOIA CONFIDENTIAL TREATMENT REQUEST

Section 13F Report - Confidential Filing
Quarter Ending September 30, 2001

To be made public
May 2002

ISSUER	ISSUE	CUSIP	MARKET VALUE (000's)	QUANTITY	PUT/ CALL	INVEST-MENT DISCRETION	VOTING AUTHORITY SOLE
MERRILL LYNCH & CO INC	LYON ZERO 31	590188A65	10,044	21,370,000		SOLE	21,370,000
SOLECTRON CORP	SR LYON ZERO 20	834182AK3	20,529	41,896,000		SOLE	41,896,000
TYCO INTL LTD NEW	LYON ZERO 20	902124AC0	32,566	42,850,000		SOLE	42,850,000
		Total	63,139				

To be made public
November 2002

ISSUER	ISSUE	CUSIP	MARKET VALUE (000's)	QUANTITY	PUT/ CALL	INVESTMENT DISCRETION	VOTING AUTHORITY SOLE
ALPHARMA INC	SR SB NT CV 3%06	020813AD3	18,277	16,653,000		SOLE	16,653,000
AT & T CDA INC	DEPS RCPT CL B	00207Q202	21,758	750,000		SOLE	750,000
AT&T CORP	COM	001957109	12,248	634,600		SOLE	634,600
BAXTER INTL INC	COM	071813109	615,224	11,175,742		SOLE	11,175,742
CELESTICA INC	LYON ZERO 20	15101QAA6	15,095	46,267,000		SOLE	46,267,000
COMPAQ COMPUTER CORP	COM	204493100	3,740	450,000		SOLE	450,000
COOPER INDS INC	COM	216669101	9,331	225,000		SOLE	225,000
DEVON ENERGY CORP NEW	SR DB CV ZERO 20	25179MAD5	16,471	36,299,000		SOLE	36,299,000
ECHOSTAR COMMUNICATIONS NEW	SB NT CV4.875%07	278762AD1	13,295	16,750,000		SOLE	16,750,000
IVAX CORP	SR SB CV 144A 08	465823AE2	27,699	32,396,000		SOLE	32,396,000
LIMITED INC	COM	532716107	4,180	440,000		SOLE	440,000
WEATHERFORD INTL INC	SR DB CV ZERO 20	947074AB6	26,546	50,325,000		SOLE	50,325,000
WESTCOAST ENERGY INC	COM	95751D102	9,241	363,800		SOLE	363,800
WILLAMETTE INDS INC	COM	969133107	13,497	300,000		SOLE	300,000
		Total	806,602				